PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of September 30, 2024 and 2023 were as follows:

	2024	2023
	US$	US$
Deposits	$614,287	$1,109,669
Staff advances	204,998	204,213
Advanced service fee	727,802	-
Other	210,276	87,735
Less: allowance for expected credit losses	(190,303)	(50,568)
Prepaid expenses and other current assets, net	$1,567,060	$1,351,049

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

The movement of allowance for credit losses for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$50,568	$70,992	$14,430
Current year addition	138,491	(19,633)	57,811
Foreign exchange difference	1,244	(791)	(1,249)
Balance at end of the year	$190,303	$50,568	$70,992